OPERATING SEGMENTS (Tables)	12 Months Ended
May 31, 2026
Disclosure of operating segments [abstract]
Disclosure of Detailed Information About Geographic Information [Table Text Block]

As at May 31, 2026, geographic information was as follows:

	Canada $	Netherlands $
Assets	47,757,959	439,037
Loss and comprehensive loss	(26,455,927)	(393,086)

As at May 31, 2025, geographic information was as follows:

	Canada $	Netherlands $
Assets	12,810,611	23,809
Loss and comprehensive loss	(11,885,110)	(260,680)